Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

NOTE 7	Leases
The Company, as a lessor, originates retail and commercial leases either directly to the consumer or indirectly through dealer networks. Retail leases consist primarily of automobiles, while commercial leases may include high dollar assets such as aircraft or lower cost items such as office equipment.
The components of the net investment in sales-type and direct financing leases, at December 31, were as follows:

(Dollars in Millions)	2023	2022
Lease receivables	$7,239	$8,731
Unguaranteed residual values accruing to the lessor’s benefit	1,082	1,323
Total net investment in sales-type and direct financing leases	$8,321	$10,054
The Company, as a lessor, recorded $738 million, $764 million and $888 million of revenue on its Consolidated Statement of Income for the years ended December 31,
2023, 2022 and 2021, respectively, primarily consisting of interest income on sales-type and direct financing leases.
The contractual future lease payments to be received by the Company, at December 31, 2023, were as follows:

(Dollars in Millions)	Sales-type and Direct Financing Leases	Operating Leases
2024	$3,069	$138
2025	2,182	110
2026	1,333	66
2027	690	42
2028	260	27
Thereafter	369	57
Total lease payments	7,903	$440
Amounts representing interest	(664)
Lease receivables	$7,239
The Company, as lessee, leases certain assets for use in its operations. Leased assets primarily include retail branches, operations centers and other corporate locations, and, to a lesser extent, office and computer equipment. For each lease with an original term greater than 12 months, the Company records a lease liability and a corresponding ROU asset. At December 31, 2023, the Company’s ROU assets included in premises and equipment and lease liabilities included in long-term debt and other liabilities, were $1.4 billion and $1.6 billion, respectively, compared with $1.6 billion of ROU assets and $1.7 billion of lease liabilities at December 31, 2022, respectively.
Total costs incurred by the Company, as a lessee, were $496 million, $390 million and $364 million for the years ended December 31, 2023, 2022 and 2021, respectively, and principally related to contractual lease payments on operating leases. The Company’s leases do not impose significant covenants or other restrictions on the Company.
The following table presents amounts relevant to the Company’s assets leased for use in its operations for the years ended December 31:

(Dollars in Millions)	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$409	$294	$288
Operating cash flows from finance leases	7	4	5
Financing cash flows from finance leases	49	14	12
Right of use assets obtained in exchange for new operating lease liabilities	230	239	164
Right of use assets obtained in exchange for new finance lease liabilities	25	91	75
The following table presents the weighted-average remaining lease terms and discount rates of the Company’s assets leased for use in its operations at December 31:

	2023	2022
Weighted-average remaining lease term of operating leases (in years)	6.4	6.8
Weighted-average remaining lease term of finance leases (in years)	8.3	8.5
Weighted-average discount rate of operating leases	3.7%	3.3%
Weighted-average discount rate of finance leases	7.7%	7.9%
The contractual future lease obligations of the Company at December 31, 2023, were as follows:

(Dollars in Millions)	Operating Leases	Finance Leases
2024	$377	$41
2025	295	38
2026	245	36
2027	196	22
2028	144	8
Thereafter	360	23
Total lease payments	1,617	168
Amounts representing interest	(211)	(18)
Lease liabilities	$1,406	$150

Leases

NOTE 7	Leases
The Company, as a lessor, originates retail and commercial leases either directly to the consumer or indirectly through dealer networks. Retail leases consist primarily of automobiles, while commercial leases may include high dollar assets such as aircraft or lower cost items such as office equipment.
The components of the net investment in sales-type and direct financing leases, at December 31, were as follows:

(Dollars in Millions)	2023	2022
Lease receivables	$7,239	$8,731
Unguaranteed residual values accruing to the lessor’s benefit	1,082	1,323
Total net investment in sales-type and direct financing leases	$8,321	$10,054
The Company, as a lessor, recorded $738 million, $764 million and $888 million of revenue on its Consolidated Statement of Income for the years ended December 31,
2023, 2022 and 2021, respectively, primarily consisting of interest income on sales-type and direct financing leases.
The contractual future lease payments to be received by the Company, at December 31, 2023, were as follows:

(Dollars in Millions)	Sales-type and Direct Financing Leases	Operating Leases
2024	$3,069	$138
2025	2,182	110
2026	1,333	66
2027	690	42
2028	260	27
Thereafter	369	57
Total lease payments	7,903	$440
Amounts representing interest	(664)
Lease receivables	$7,239
The Company, as lessee, leases certain assets for use in its operations. Leased assets primarily include retail branches, operations centers and other corporate locations, and, to a lesser extent, office and computer equipment. For each lease with an original term greater than 12 months, the Company records a lease liability and a corresponding ROU asset. At December 31, 2023, the Company’s ROU assets included in premises and equipment and lease liabilities included in long-term debt and other liabilities, were $1.4 billion and $1.6 billion, respectively, compared with $1.6 billion of ROU assets and $1.7 billion of lease liabilities at December 31, 2022, respectively.
Total costs incurred by the Company, as a lessee, were $496 million, $390 million and $364 million for the years ended December 31, 2023, 2022 and 2021, respectively, and principally related to contractual lease payments on operating leases. The Company’s leases do not impose significant covenants or other restrictions on the Company.
The following table presents amounts relevant to the Company’s assets leased for use in its operations for the years ended December 31:

(Dollars in Millions)	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$409	$294	$288
Operating cash flows from finance leases	7	4	5
Financing cash flows from finance leases	49	14	12
Right of use assets obtained in exchange for new operating lease liabilities	230	239	164
Right of use assets obtained in exchange for new finance lease liabilities	25	91	75
The following table presents the weighted-average remaining lease terms and discount rates of the Company’s assets leased for use in its operations at December 31:

	2023	2022
Weighted-average remaining lease term of operating leases (in years)	6.4	6.8
Weighted-average remaining lease term of finance leases (in years)	8.3	8.5
Weighted-average discount rate of operating leases	3.7%	3.3%
Weighted-average discount rate of finance leases	7.7%	7.9%
The contractual future lease obligations of the Company at December 31, 2023, were as follows:

(Dollars in Millions)	Operating Leases	Finance Leases
2024	$377	$41
2025	295	38
2026	245	36
2027	196	22
2028	144	8
Thereafter	360	23
Total lease payments	1,617	168
Amounts representing interest	(211)	(18)
Lease liabilities	$1,406	$150

Leases

NOTE 7	Leases
The Company, as a lessor, originates retail and commercial leases either directly to the consumer or indirectly through dealer networks. Retail leases consist primarily of automobiles, while commercial leases may include high dollar assets such as aircraft or lower cost items such as office equipment.
The components of the net investment in sales-type and direct financing leases, at December 31, were as follows:

(Dollars in Millions)	2023	2022
Lease receivables	$7,239	$8,731
Unguaranteed residual values accruing to the lessor’s benefit	1,082	1,323
Total net investment in sales-type and direct financing leases	$8,321	$10,054
The Company, as a lessor, recorded $738 million, $764 million and $888 million of revenue on its Consolidated Statement of Income for the years ended December 31,
2023, 2022 and 2021, respectively, primarily consisting of interest income on sales-type and direct financing leases.
The contractual future lease payments to be received by the Company, at December 31, 2023, were as follows:

(Dollars in Millions)	Sales-type and Direct Financing Leases	Operating Leases
2024	$3,069	$138
2025	2,182	110
2026	1,333	66
2027	690	42
2028	260	27
Thereafter	369	57
Total lease payments	7,903	$440
Amounts representing interest	(664)
Lease receivables	$7,239
The Company, as lessee, leases certain assets for use in its operations. Leased assets primarily include retail branches, operations centers and other corporate locations, and, to a lesser extent, office and computer equipment. For each lease with an original term greater than 12 months, the Company records a lease liability and a corresponding ROU asset. At December 31, 2023, the Company’s ROU assets included in premises and equipment and lease liabilities included in long-term debt and other liabilities, were $1.4 billion and $1.6 billion, respectively, compared with $1.6 billion of ROU assets and $1.7 billion of lease liabilities at December 31, 2022, respectively.
Total costs incurred by the Company, as a lessee, were $496 million, $390 million and $364 million for the years ended December 31, 2023, 2022 and 2021, respectively, and principally related to contractual lease payments on operating leases. The Company’s leases do not impose significant covenants or other restrictions on the Company.
The following table presents amounts relevant to the Company’s assets leased for use in its operations for the years ended December 31:

(Dollars in Millions)	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$409	$294	$288
Operating cash flows from finance leases	7	4	5
Financing cash flows from finance leases	49	14	12
Right of use assets obtained in exchange for new operating lease liabilities	230	239	164
Right of use assets obtained in exchange for new finance lease liabilities	25	91	75
The following table presents the weighted-average remaining lease terms and discount rates of the Company’s assets leased for use in its operations at December 31:

	2023	2022
Weighted-average remaining lease term of operating leases (in years)	6.4	6.8
Weighted-average remaining lease term of finance leases (in years)	8.3	8.5
Weighted-average discount rate of operating leases	3.7%	3.3%
Weighted-average discount rate of finance leases	7.7%	7.9%
The contractual future lease obligations of the Company at December 31, 2023, were as follows:

(Dollars in Millions)	Operating Leases	Finance Leases
2024	$377	$41
2025	295	38
2026	245	36
2027	196	22
2028	144	8
Thereafter	360	23
Total lease payments	1,617	168
Amounts representing interest	(211)	(18)
Lease liabilities	$1,406	$150

Leases

NOTE 7	Leases
The Company, as a lessor, originates retail and commercial leases either directly to the consumer or indirectly through dealer networks. Retail leases consist primarily of automobiles, while commercial leases may include high dollar assets such as aircraft or lower cost items such as office equipment.
The components of the net investment in sales-type and direct financing leases, at December 31, were as follows:

(Dollars in Millions)	2023	2022
Lease receivables	$7,239	$8,731
Unguaranteed residual values accruing to the lessor’s benefit	1,082	1,323
Total net investment in sales-type and direct financing leases	$8,321	$10,054
The Company, as a lessor, recorded $738 million, $764 million and $888 million of revenue on its Consolidated Statement of Income for the years ended December 31,
2023, 2022 and 2021, respectively, primarily consisting of interest income on sales-type and direct financing leases.
The contractual future lease payments to be received by the Company, at December 31, 2023, were as follows:

(Dollars in Millions)	Sales-type and Direct Financing Leases	Operating Leases
2024	$3,069	$138
2025	2,182	110
2026	1,333	66
2027	690	42
2028	260	27
Thereafter	369	57
Total lease payments	7,903	$440
Amounts representing interest	(664)
Lease receivables	$7,239
The Company, as lessee, leases certain assets for use in its operations. Leased assets primarily include retail branches, operations centers and other corporate locations, and, to a lesser extent, office and computer equipment. For each lease with an original term greater than 12 months, the Company records a lease liability and a corresponding ROU asset. At December 31, 2023, the Company’s ROU assets included in premises and equipment and lease liabilities included in long-term debt and other liabilities, were $1.4 billion and $1.6 billion, respectively, compared with $1.6 billion of ROU assets and $1.7 billion of lease liabilities at December 31, 2022, respectively.
Total costs incurred by the Company, as a lessee, were $496 million, $390 million and $364 million for the years ended December 31, 2023, 2022 and 2021, respectively, and principally related to contractual lease payments on operating leases. The Company’s leases do not impose significant covenants or other restrictions on the Company.
The following table presents amounts relevant to the Company’s assets leased for use in its operations for the years ended December 31:

(Dollars in Millions)	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$409	$294	$288
Operating cash flows from finance leases	7	4	5
Financing cash flows from finance leases	49	14	12
Right of use assets obtained in exchange for new operating lease liabilities	230	239	164
Right of use assets obtained in exchange for new finance lease liabilities	25	91	75
The following table presents the weighted-average remaining lease terms and discount rates of the Company’s assets leased for use in its operations at December 31:

	2023	2022
Weighted-average remaining lease term of operating leases (in years)	6.4	6.8
Weighted-average remaining lease term of finance leases (in years)	8.3	8.5
Weighted-average discount rate of operating leases	3.7%	3.3%
Weighted-average discount rate of finance leases	7.7%	7.9%
The contractual future lease obligations of the Company at December 31, 2023, were as follows:

(Dollars in Millions)	Operating Leases	Finance Leases
2024	$377	$41
2025	295	38
2026	245	36
2027	196	22
2028	144	8
Thereafter	360	23
Total lease payments	1,617	168
Amounts representing interest	(211)	(18)
Lease liabilities	$1,406	$150

Leases

NOTE 7	Leases
The Company, as a lessor, originates retail and commercial leases either directly to the consumer or indirectly through dealer networks. Retail leases consist primarily of automobiles, while commercial leases may include high dollar assets such as aircraft or lower cost items such as office equipment.
The components of the net investment in sales-type and direct financing leases, at December 31, were as follows:

(Dollars in Millions)	2023	2022
Lease receivables	$7,239	$8,731
Unguaranteed residual values accruing to the lessor’s benefit	1,082	1,323
Total net investment in sales-type and direct financing leases	$8,321	$10,054
The Company, as a lessor, recorded $738 million, $764 million and $888 million of revenue on its Consolidated Statement of Income for the years ended December 31,
2023, 2022 and 2021, respectively, primarily consisting of interest income on sales-type and direct financing leases.
The contractual future lease payments to be received by the Company, at December 31, 2023, were as follows:

(Dollars in Millions)	Sales-type and Direct Financing Leases	Operating Leases
2024	$3,069	$138
2025	2,182	110
2026	1,333	66
2027	690	42
2028	260	27
Thereafter	369	57
Total lease payments	7,903	$440
Amounts representing interest	(664)
Lease receivables	$7,239
The Company, as lessee, leases certain assets for use in its operations. Leased assets primarily include retail branches, operations centers and other corporate locations, and, to a lesser extent, office and computer equipment. For each lease with an original term greater than 12 months, the Company records a lease liability and a corresponding ROU asset. At December 31, 2023, the Company’s ROU assets included in premises and equipment and lease liabilities included in long-term debt and other liabilities, were $1.4 billion and $1.6 billion, respectively, compared with $1.6 billion of ROU assets and $1.7 billion of lease liabilities at December 31, 2022, respectively.
Total costs incurred by the Company, as a lessee, were $496 million, $390 million and $364 million for the years ended December 31, 2023, 2022 and 2021, respectively, and principally related to contractual lease payments on operating leases. The Company’s leases do not impose significant covenants or other restrictions on the Company.
The following table presents amounts relevant to the Company’s assets leased for use in its operations for the years ended December 31:

(Dollars in Millions)	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$409	$294	$288
Operating cash flows from finance leases	7	4	5
Financing cash flows from finance leases	49	14	12
Right of use assets obtained in exchange for new operating lease liabilities	230	239	164
Right of use assets obtained in exchange for new finance lease liabilities	25	91	75
The following table presents the weighted-average remaining lease terms and discount rates of the Company’s assets leased for use in its operations at December 31:

	2023	2022
Weighted-average remaining lease term of operating leases (in years)	6.4	6.8
Weighted-average remaining lease term of finance leases (in years)	8.3	8.5
Weighted-average discount rate of operating leases	3.7%	3.3%
Weighted-average discount rate of finance leases	7.7%	7.9%
The contractual future lease obligations of the Company at December 31, 2023, were as follows:

(Dollars in Millions)	Operating Leases	Finance Leases
2024	$377	$41
2025	295	38
2026	245	36
2027	196	22
2028	144	8
Thereafter	360	23
Total lease payments	1,617	168
Amounts representing interest	(211)	(18)
Lease liabilities	$1,406	$150